UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

BP Capital TwinLine Energy Fund
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)
	Shares	Value
COMMON STOCKS - 77.5%
Agricultural Products - 3.0%
Agrium, Inc.	39,166	$3,839,835

Alternative Energy - 1.6%
Albemarle Corp.	17,753	2,063,964

Auto Parts & Equipment - 3.3%
Goodyear Tire & Rubber Co.	142,280	4,311,084

Building Materials - 2.2%
Summit Materials, Inc. - Class A (a)	94,586	2,794,070

Chemicals - 6.5%
Huntsman Corp.	172,660	4,587,576
Westlake Chemical Corp.	49,283	3,790,356
		8,377,932
Downstream - 2.8%
Valero Energy Corp.	53,742	3,659,830

Exploration & Production - 31.4%
Anadarko Petroleum Corp.	93,755	3,837,392
Concho Resources, Inc. (a)	28,646	3,178,847
Diamondback Energy, Inc. (a)	59,408	5,393,652
EOG Resources, Inc.	51,000	4,334,490
Occidental Petroleum Corp.	47,442	2,832,288
Parsley Energy, Inc. - Class A (a)	174,688	4,375,934
Pioneer Natural Resources Co.	29,580	3,835,047
Range Resources Corp.	188,081	3,265,086
RSP Permian, Inc. (a)	162,266	5,091,907
WPX Energy, Inc. (a)	426,676	4,262,493
		40,407,136
Metals & Mining - 4.5%
Alcoa Corp. (a)	131,700	5,778,996

Midstream - 4.3%
Cheniere Energy, Inc. (a)	55,604	2,379,295
Targa Resources Corp.	69,848	3,113,126
		5,492,421
Oil Services - 17.9%
Forum Energy Technologies, Inc. (a)	260,925	3,026,730
Halliburton Co.	109,950	4,284,752
MRC Global, Inc. (a)	205,696	3,243,826
Patterson-UTI Energy, Inc.	259,354	4,141,883
ProPetro Holding Corp. (a)	360,931	4,154,316
Quanta Services, Inc. (a)	118,453	4,256,016
		23,107,523

TOTAL COMMON STOCKS (Cost $102,989,362)		99,832,791

PARTNERSHIPS & TRUSTS - 20.6%
Midstream - 20.6%
Buckeye Partners LP	51,833	$2,964,329
Energy Transfer Partners LP	198,671	3,776,736
Enterprise Products Partners LP	139,157	3,627,823
MPLX LP	92,194	3,164,098
Phillips 66 Partners LP	83,054	3,968,320
Western Gas Partners LP	74,102	3,785,130
Williams Partners LP	131,199	5,169,241
TOTAL PARTNERSHIPS & TRUSTS (Cost $27,036,886)		26,455,677

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.900% (b)	2,654,479	2,654,479
TOTAL SHORT-TERM INVESTMENTS (Cost $2,654,479)		2,654,479

Total Investments (Cost $132,680,727) - 100.2%		128,942,947
Liabilities in Excess of Other Assets - (0.2)%		(247,461)
TOTAL NET ASSETS - 100.0%		$128,695,486

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Annualized seven-day yield as of August 31, 2017.

The cost basis of investments at August 31, 2017 was as follows+:

Cost of investments	$132,680,727
Gross unrealized appreciation	10,607,425
Gross unrealized depreciation	(14,345,205)
Net unrealized depreciation	$(3,737,780)

+Because tax adjustments are calculated annually at the end of the BP Capital TwinLine Energy Fund's, (the "Fund"), fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

BP Capital TwinLine Energy Fund
Summary of Fair Value Exposure at August 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2017. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$99,832,791	$–	$–	$99,832,791
Partnerships & Trusts	26,455,677	–	–	26,455,677
Short-Term Investments	2,654,479	–	–	2,654,479
Total Investments	$128,942,947	$–	$–	$128,942,947

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of August 31, 2017.

BP Capital TwinLine MLP Fund
SCHEDULE OF INVESTMENTS
August 31, 2017 (Unaudited)
	Shares	Value
COMMON STOCKS - 11.2%
Gathering & Processing - 8.2% [1]
Antero Midstream GP LP	200,500	$3,821,530
Targa Resources Corp.	76,977	3,430,865
		7,252,395
Natural Gas/NGL Transportation - 3.0% [1]
Kinder Morgan, Inc.	138,267	2,672,701
TOTAL COMMON STOCKS (Cost $10,946,232)		9,925,096

CONVERTIBLE PREFERRED STOCKS - 0.9%
Natural Gas/NGL Transportation - 0.9% [1]
Kinder Morgan, Inc., 9.750%	17,998	758,976
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $768,029)		758,976

PARTNERSHIPS & TRUSTS - 82.5%
Crude Oil & Refined Products - 49.3% [1]
Andeavor Logistics LP	25,358	1,261,560
Buckeye Partners LP	69,008	3,946,567
Enbridge Energy Partners LP	164,712	2,508,564
Enterprise Products Partners LP	232,832	6,069,930
Hess Midstream Partners LP	108,961	2,294,719
Holly Energy Partners LP	59,565	1,944,202
Magellan Midstream Partners LP	70,145	4,727,072
PBF Logistics LP	127,229	2,779,954
Phillips 66 Partners LP	99,465	4,752,438
Plains All American Pipeline LP	166,074	3,597,163
Shell Midstream Partners LP	72,844	2,015,593
TC Pipelines LP	46,194	2,430,728
Valero Energy Partners LP	85,601	3,727,924
Western Refining Logistics LP	65,534	1,703,884
		43,760,298
Gathering & Processing - 10.4% [1]
Antero Midstream Partners LP	2,986	100,837
MPLX LP	120,936	4,150,523
Rice Midstream Partners LP	112,168	2,327,486
Western Gas Partners LP	51,120	2,611,210
		9,190,056
Natural Gas/NGL Transportation - 22.8% [1]
Dominion Energy Midstream Partners LP	72,963	2,090,390
Energy Transfer Partners LP	216,001	4,106,179
EQT Midstream Partners LP	52,162	3,983,612
Spectra Energy Partners LP	84,556	3,748,367
Tallgrass Energy Partners LP	40,868	1,931,830
Williams Partners LP	111,720	4,401,768
		20,262,146
TOTAL PARTNERSHIPS & TRUSTS (Cost $72,643,941)		73,212,500

SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.900% (a)	4,106,025	4,106,025
TOTAL SHORT-TERM INVESTMENTS (Cost $4,106,025)		4,106,025

Total Investments (Cost $88,464,227) - 99.2%	$88,002,597
Other Assets in Excess of Liabilities - 0.8%	705,976
TOTAL NET ASSETS - 100.0%	$88,708,573

Percentages are stated as a percent of net assets.

[1]	Sub-classification for the Midstream category.
(a)	Annualized seven-day yield as of August 31, 2017.

The cost basis of investments at August 31, 2017 was as follows+:

Cost of investments	$88,464,227
Gross unrealized appreciation	4,229,365
Gross unrealized depreciation	(4,690,995)
Net unrealized depreciation	$(461,630)

+Because tax adjustments are calculated annually at the end of the BP Capital TwinLine MLP Fund's, (the "Fund"), fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

BP Capital TwinLine MLP Fund
Summary of Fair Value Exposure at August 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2017. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$9,925,096	$–	$–	$9,925,096
Convertible Preferred Stocks	758,976	–	–	758,976
Partnerships & Trusts	73,212,500	–	–	73,212,500
Short-Term Investments	4,106,025	–	–	4,106,025
Total Investments	$88,002,597	$–	$–	$88,002,597

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of August 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
                                           Elaine E. Richards, President/Principal Executive Officer

Date                                                   October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                  October 24, 2017

By (Signature and Title)* /s/ Aaron J. Perkovich
                                             Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                  October 27, 2017

* Print the name and title of each signing officer under his or her signature.